Common Stock and Additional Paid-in Capital (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Common Stock Issued, Outstanding and Authorized and Additional Paid-in Capital

Common stock issued, outstanding and authorized and additional paid-in capital as of December 31, 2012 and 2013 were as follows:

	As of December 31, 2012
	Nina		Pinta		Santa Maria		Atara		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Common stock, par value	2,384,615	$—	2,384,615	$—	2,384,615	$1	307,692	$—	7,461,537	$1
Additional paid-in capital	—	57	—	190	—	135	—	—	—	382

	2,384,615	$57	2,384,615	$190	2,384,615	$136	307,692	$—	7,461,537	$383

Authorized	28,461,538		28,461,538		28,461,538		769,230		86,153,844

	As of December 31, 2013
	Nina		Pinta		Santa Maria		Atara		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Common stock, par value	3,693,605	$—	3,693,605	$—	3,693,605	$1	923,076	$—	12,003,891	$1
Additional paid-in capital	—	147	—	1,017	—	1,036	—	—	—	2,200

	3,693,605	$147	3,693,605	$1,017	3,693,605	$1,037	923,076	$—	12,003,891	$2,201

Authorized	53,846,153		53,846,153		53,846,153		923,076		162,461,535

Schedule of Common Stock Issued and Outstanding

Common stock issued and outstanding during the nine months ended September 30, 2014 was as follows:

	Authorized	Outstanding
As of December 31, 2013	162,461,535	12,003,891
Issuance of common stock upon vesting of awards	—	644,710
Recapitalization:
Cancellation of Atara shares	(923,076)	(923,076)
Tender of Nina, Pinta and Santa Maria shares	(161,538,459)	(11,725,525)
Issuance of Atara shares	17,948,717	1,302,835
Issuance of common stock upon vesting of awards—post Recapitalization	—	147,116
Issuance of common stock for research and development expenses related to technology licensing option	—	59,761

As of September 30, 2014	17,948,717	1,509,712

Shares of Common Stock Reserved for Issuance

We have reserved the following shares of common stock for issuance (presented on a combined basis as of December 31, 2013):

	December 31, 2013	September 30, 2014
		(unaudited)
Conversion of Series A convertible preferred stock	46,356,342	5,150,699
Conversion of Series A-1 convertible preferred stock	5,538,462	615,384
Conversion of Series B convertible preferred stock	43,528,737	6,532,432
Common stock available for grant of stock awards	17,021,923	1,136,543
Common stock issuable for RSUs outstanding and non-vested restricted stock	10,458,793	1,698,120

	122,904,257	15,133,178

Schedule of Stock-based Compensation, Nonemployee Director Stock Award Plan, Activity

Total stock-based compensation expense related to these awards was as follows:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013	Nine months ended September 30,
			2013 (unaudited)	2014 (unaudited)
	(in thousands)
Research and development	$—	$251	$203	$918
General and administrative	292	1,462	814	3,356

	$292	$1,713	$1,017	$4,274

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

A summary of the awards granted and vested on a combined and consolidated basis during the period from August 22, 2012 (inception) to September 30, 2014 is as follows:

	Combined Number of Units/Awards	Weighted-average Grant Date Fair Value
Unvested at December 31, 2012	—	$—
Granted—Restricted stock units	2,598,074	$0.189
Granted—Restricted stock awards	2,423,074	$0.045
Vested—Restricted stock awards	(759,374)	$0.045

Unvested at December 31, 2013	4,261,774	$0.133
Granted—Restricted stock units	5,375,742	$0.606
Vested—Restricted stock awards	(144,951)	$0.045

Unvested at March 30, 2014	9,492,565	$0.402
Recapitalization (Note 2)	(8,437,856)

Unvested at March 31, 2014	1,054,709	$3.619
Granted—Restricted stock units*	13,692	$12.545
Vested—Restricted stock awards	(36,058)	$0.404
Forfeitures	(66,153)	$8.593

Unvested at September 30, 2014	966,190	$3.561

*	Granted under the 2014 Equity Incentive Plan discussed below

Summary of Stock Option Activity

The following is a summary of stock option activity for the nine months ended September 30, 2014:

	Number of Awards	Exercise Price Per Share	Remaining Contractual Term
Outstanding at December 31, 2013	—	$—	—
Granted	209,959	12.55
Exercised	—	—	—
Forfeited or expired	—	—	—

Outstanding at September 30, 2014	209,959	$12.55	6.88

Vested and expected to vest at September 30, 2014	209,959	$12.55	6.88

Exercisable at September 30, 2014	—	$—	—

Summary of Options Estimated with Weighted Average

The fair value of each option issued was estimated at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Nine Months Ended September 30, 2014
	Employees	Non-Employees
Risk-free interest rate	1.74%	2.24%
Expected life of options in years	4.6	7.0
Expected volatility of underlying stock	65.7%	65.8%
Expected dividend yield	0.0%	0.0%